Financial assets and liabilities held for trading	12 Months Ended
Dec. 31, 2018
Financial assets and liabilities held for trading [Abstract]
Financial assets and liabilities held for trading

22.   Financial assets and liabilities held for trading

a)     Financial assets held for trading

R$ thousand
On December 31
2017
Financial assets
Brazilian government securities	202,249,272
Bank debt securities	8,348,269
Corporate debt and marketable equity securities	12,339,790
Mutual funds	4,377,508
Brazilian sovereign bonds	307
Foreign governments securities	528,010
Derivative financial instruments	13,866,885
Total	241,710,041

b)    Maturity

R$ thousand
On December 31
2017
Maturity of up to one year	31,617,538
Maturity of one to five years	146,527,365
Maturity of five to 10 years	53,763,561
Maturity of over 10 years	2,409,723
Maturity not stated	7,391,854
Total	241,710,041

Financial instruments provided as collateral classified as "Financial assets held for trading”, totaled R$801,182  thousand in 2017, as disclosed in Note 30 "Financial assets pledged as collateral”.

The total assets held for trading pledged as collateral for liabilities was R$5,874,620 thousand in 2017.

Unrealized gains/(losses) on securities and trading securities totaled R$(4,745,888) thousand in 2017 (2016 - R$(9,404,052) thousand). Net variation in unrealized gains/(losses) from securities and trading securities totaled R$(4,658,164) thousand in 2017 (2016 - R$(1,978,490) thousand).

c)     Financial liabilities held for trading

R$ thousand
On December 31
2017
Derivative financial instruments	14,274,999
Total	14,274,999